Annual Fund Operating Expenses - Voya Government Liquid Assets Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees	0.28%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.28%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.28%
Class S
Operating Expenses:
Management Fees	0.28%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.53%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.53%
Class S2
Operating Expenses:
Management Fees	0.28%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.68%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.68%

[1]	The adviser and distributor are contractually obligated to waive a portion of their management fees and distribution and/or shareholder services fees, as applicable, and to reimburse certain expenses of the Portfolio to the extent necessary to assist the Portfolio in maintaining a net yield of not less than zero through May 1, 2022. Including this waiver, Total Annual Portfolio Operating Expenses after Waivers and Reimbursements (for this Portfolio’s most recent fiscal year) would have been 0.17%, 0.21%, and 0.23% for Class I, Class S, and Class S2 shares, respectively. There is no guarantee that the Portfolio will maintain such a yield. Any fees waived or expenses reimbursed may be subject to possible recoupment by the adviser or distributor within 36 months of the waiver or reimbursement. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Termination or modification of this obligation requires approval by the Portfolio’s board.